Group statement of changes in equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity		$ 8,513	$ 3,740	$ 4,075
Other comprehensive loss that will not be reclassified to profit or loss, net of tax		(26)	2	48
Other comprehensive income that will be reclassified to profit or loss, net of tax		46	(5)	27
Revaluation surplus on disposal of prior company shares
Equity		8	8	8
Surplus on equity transaction of joint venture
Equity		36	36	36
Equity items for share-based payments
Equity		38	33	39
Foreign currency translation reserve
Equity	[1]	(1,492)	(1,446)	(1,441)
Other comprehensive loss that will not be reclassified to profit or loss, net of tax		1,411	1,411	1,401
Other comprehensive income that will be reclassified to profit or loss, net of tax		$ 81	$ 35	$ 40

[1]	Foreign currency translation reserve includes a loss of $1,411m (2023: $1,411m; 2022: $1,401m) that will not re-cycle through the income statement and a loss of
$81m (2023: $35m; 2022: $40m) relating to the foreign operations that will re-cycle through the income statement on disposal.